Portfolio of Investments October 31, 2025
NPFD
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 154.4% (99.9% of Total Investments)
683170912 CORPORATE BONDS - 138.6% (89.7% of Total Investments) (a) 683170912
AUTOMOBILES & COMPONENTS - 3.0% (1.9% of Total Investments)
$ 10,476,000 (b),(c) General Motors Financial Co Inc 5.750 % N/A $ 10,369,429
4,195,000 (b),(c) General Motors Financial Co Inc 5.700 N/A 4,208,399
TOTAL AUTOMOBILES & COMPONENTS 14,577,828
BANKS - 66.8% (43.2% of Total Investments)
1,400,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 1,493,705
2,495,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 2,503,014
3,075,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 3,436,998
1,940,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 2,074,139
715,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 731,681
1,595,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 1,646,871
6,800,000 (b),(d) Banco Santander SA 9.625 N/A 8,291,560
3,200,000 (b),(d) Banco Santander SA 8.000 N/A 3,552,806
17,981,000 (b),(c) Bank of America Corp 6.625 N/A 18,718,221
1,775,000 (b),(c) Bank of America Corp 6.300 N/A 1,780,364
6,425,000 (b),(c) Bank of America Corp 6.250 N/A 6,535,639
1,470,000 (c) Bank of Montreal 7.700 05/26/84 1,557,935
3,538,000 (c) Bank of Montreal 6.875 11/26/85 3,648,530
4,783,000 (c) Bank of Montreal 7.300 11/26/84 5,090,843
3,090,000 (c),(f) Bank of Nova Scotia/The 8.000 01/27/84 3,295,572
2,555,000 (c) Bank of Nova Scotia/The 6.875 10/27/85 2,578,518
3,510,000 (b),(d) Barclays PLC 8.000 N/A 3,735,683
3,083,000 (b),(d) Barclays PLC 9.625 N/A 3,491,029
977,000 (b),(d) Barclays PLC 7.625 N/A 1,033,280
1,960,000 (b),(d) Barclays PLC 6.125 N/A 1,962,242
986,000 (b),(d),(e) BNP Paribas SA 7.450 N/A 1,025,221
1,997,000 (b),(d),(e) BNP Paribas SA 7.375 N/A 2,065,032
5,225,000 (b),(d),(e) BNP Paribas SA 8.000 N/A 5,569,531
2,430,000 (b),(d),(e) BNP Paribas SA 8.500 N/A 2,572,364
2,150,000 (b),(d),(e) BNP Paribas SA 9.250 N/A 2,287,935
3,559,000 (b),(d),(e) BNP Paribas SA 7.750 N/A 3,750,770
3,617,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 3,683,582
3,298,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 3,398,737
2,875,000 (b),(c) Citigroup Inc 6.250 N/A 2,898,888
1,650,000 (b),(c) Citigroup Inc 7.375 N/A 1,709,532
13,100,000 (b),(c) Citigroup Inc 7.625 N/A 13,706,530
5,351,000 (b),(c) Citigroup Inc 7.125 N/A 5,519,546
3,014,000 (b),(c) Citigroup Inc 7.000 N/A 3,220,866
4,177,000 (b),(c) Citigroup Inc 6.875 N/A 4,303,872
6,500,000 (b),(c),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.353 N/A 6,458,368
4,326,000 (b),(d),(e) Credit Agricole SA 7.125 N/A 4,458,465
4,185,000 (b),(d),(e) Credit Agricole SA 6.700 N/A 4,236,396
5,240,000 (b),(d),(e) Credit Agricole SA 8.125 N/A 5,264,423
2,224,000 (b),(c),(g) Fifth Third Bancorp (TSFR3M + 3.295%) 7.296 N/A 2,228,515
7,070,000 (b),(c),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8.271 N/A 7,220,238
975,000 (b),(d) HSBC Holdings PLC 6.500 N/A 995,534
4,560,000 (b),(d) HSBC Holdings PLC 8.000 N/A 4,828,456
3,763,000 (b),(d) HSBC Holdings PLC 6.875 N/A 3,891,352
4,539,000 (b),(d) HSBC Holdings PLC 6.950 N/A 4,788,150
1,171,000 (b),(d) HSBC Holdings PLC 6.950 N/A 1,218,066
7,400,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 7,485,085
3,406,000 (b),(c) Huntington Bancshares Inc/OH 6.250 N/A 3,374,025
3,784,000 (b),(d) ING Groep NV 7.000 N/A 3,924,825
6,795,000 (b),(d) ING Groep NV, Reg S 7.500 N/A 7,099,400
8,663,000 (b),(c) JPMorgan Chase & Co 6.500 N/A 8,991,215
17,767,000 (b),(c) JPMorgan Chase & Co 6.875 N/A 18,718,334
6,996,000 (b),(d) Lloyds Banking Group PLC 8.000 N/A 7,568,746
1,300,000 (b),(d) Lloyds Banking Group PLC 6.750 N/A 1,339,374
3,000,000 (b),(c) M&T Bank Corp 5.125 N/A 2,984,904
1,500,000 (b),(d),(e) Macquarie Bank Ltd/London 6.125 N/A 1,523,678

Portfolio of Investments October 31, 2025
(continued)
NPFD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 6,242,000 (b),(d) NatWest Group PLC 8.125 % N/A $ 7,030,090
1,370,000 (b),(d) NatWest Group PLC 7.300 N/A 1,448,657
745,000 (b),(d),(e) Nordea Bank Abp 6.300 N/A 758,025
2,280,000 (b),(d),(e) Nordea Bank Abp 6.750 N/A 2,353,266
1,559,000 (b),(d),(e) Nordea Bank Abp 6.625 N/A 1,568,976
5,735,000 (b),(c) PNC Financial Services Group Inc/The 6.250 N/A 5,884,471
2,445,000 (b),(c) PNC Financial Services Group Inc/The 6.000 N/A 2,458,572
6,990,000 (b),(c) PNC Financial Services Group Inc/The 6.200 N/A 7,102,847
3,586,000 (c) Royal Bank of Canada 6.750 08/24/85 3,727,016
1,680,000 (b),(d),(e) Societe Generale SA 9.375 N/A 1,800,046
770,000 (b),(d),(e) Societe Generale SA 8.500 N/A 836,464
3,631,000 (b),(d),(e) Societe Generale SA 10.000 N/A 4,018,050
1,700,000 (b),(d),(e) Standard Chartered PLC 7.750 N/A 1,762,031
3,240,000 (c) Toronto-Dominion Bank/The 6.350 10/31/85 3,277,472
3,495,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 3,691,220
13,209,000 (b),(c) Truist Financial Corp 6.669 N/A 13,263,699
12,345,000 (b),(c) Wells Fargo & Co 7.625 N/A 13,177,534
12,874,000 (b),(c) Wells Fargo & Co 6.850 N/A 13,520,957
TOTAL BANKS 329,147,978
CAPITAL GOODS - 1.7% (1.1% of Total Investments)
5,601,000 (b),(c) Air Lease Corp 6.000 N/A 5,417,302
3,673,000 (c),(e) ILFC E-Capital Trust I 6.270 12/21/65 3,053,078
TOTAL CAPITAL GOODS 8,470,380
ENERGY - 12.1% (7.8% of Total Investments)
4,546,000 (c) Enbridge Inc 5.500 07/15/77 4,530,004
6,360,000 (c) Enbridge Inc 7.625 01/15/83 6,890,996
8,696,000 (c) Enbridge Inc 8.500 01/15/84 9,998,104
761,000 (b),(c) Energy Transfer LP 6.625 N/A 759,830
5,167,000 (b),(c) Energy Transfer LP 7.125 N/A 5,315,966
1,886,000 (b),(c) Energy Transfer LP 6.500 N/A 1,893,929
4,570,000 (c) Energy Transfer LP 8.000 05/15/54 4,878,557
4,947,000 (c) Energy Transfer LP 6.750 02/15/56 4,962,326
3,554,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 3,801,931
2,870,000 (b),(c),(e) Sunoco LP 7.875 N/A 2,914,485
5,600,000 (c) TransCanada PipeLines Ltd 7.590 05/15/67 5,039,755
1,500,000 (c) Transcanada Trust 5.875 08/15/76 1,500,080
1,460,000 (c) Transcanada Trust 5.500 09/15/79 1,453,786
2,155,000 (c) Transcanada Trust 5.600 03/07/82 2,130,836
3,673,000 (b),(c),(e) Venture Global LNG Inc 9.000 N/A 3,433,027
TOTAL ENERGY 59,503,612
FINANCIAL SERVICES - 19.2% (12.4% of Total Investments)
3,350,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 3,521,616
3,200,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 3,305,974
2,906,000 (b),(c) Ally Financial Inc 4.700 N/A 2,702,923
3,250,000 (b),(c),(e) Capital Farm Credit ACA 5.000 N/A 3,201,250
3,690,000 (b),(c) Capital One Financial Corp 5.500 N/A 3,690,295
350,000 (b),(c),(e) Compeer Financial ACA 4.875 N/A 339,500
3,325,000 (h) Credit Suisse Group AG 7.500 01/17/72 1,113,875
2,460,000 (h) Credit Suisse Group AG 7.500 06/11/72 824,100
5,850,000 (h) Credit Suisse Group AG 6.380 02/21/72 1,959,750
9,004,000 (h) Credit Suisse Group AG 0.000 01/17/72 3,016,340
5,600,000 (b),(d) Deutsche Bank AG, Reg S 8.130 N/A 5,967,018
9,875,000 (b),(c) Goldman Sachs Group Inc/The 7.379 N/A 9,920,958
5,784,000 (b),(c) Goldman Sachs Group Inc/The 6.850 N/A 6,018,547
5,249,000 (b),(c) Goldman Sachs Group Inc/The 6.125 N/A 5,351,980
11,071,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 11,732,736
5,140,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 5,453,376
1,600,000 (b),(d) Julius Baer Group Ltd, Reg S 7.500 N/A 1,655,030
1,026,000 (b),(d) Nomura Holdings Inc 7.000 N/A 1,062,306
4,250,000 (b),(c) State Street Corp 6.700 N/A 4,417,816
3,853,000 (b),(d),(e) UBS Group AG 9.250 N/A 4,511,936

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 4,325,000 (b),(d),(e) UBS Group AG 9.250 % N/A $ 4,712,931
3,892,000 (b),(d),(e) UBS Group AG 7.750 N/A 4,143,233
1,280,000 (b),(d),(e) UBS Group AG 7.000 N/A 1,292,938
4,352,000 (b),(c) Voya Financial Inc 7.758 N/A 4,578,052
TOTAL FINANCIAL SERVICES 94,494,480
HEALTH CARE EQUIPMENT & SERVICES - 0.5% (0.4% of Total Investments)
1,381,000 (c) CVS Health Corp 6.750 12/10/54 1,435,174
1,174,000 (c) CVS Health Corp 7.000 03/10/55 1,233,499
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,668,673
INSURANCE - 14.7% (9.5% of Total Investments)
3,308,000 (c) American National Group Inc 7.000 12/01/55 3,378,289
8,045,000 (c),(f) Assurant Inc 7.000 03/27/48 8,264,673
3,000,000 (c),(e) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 2,783,720
3,982,000 (c) Corebridge Financial Inc 6.375 09/15/54 4,099,835
6,115,000 (c) Enstar Finance LLC 5.500 01/15/42 6,044,228
2,061,000 (c),(e) Enstar Group Ltd 7.500 04/01/45 2,153,496
2,000,000 (c) MetLife Inc 10.750 08/01/39 2,671,906
3,495,000 (b),(c) MetLife Inc 5.875 N/A 3,581,533
2,518,000 (c) MetLife Inc 6.350 03/15/55 2,669,712
3,396,000 (e) Omnis Funding Trust 6.722 05/15/55 3,622,017
2,755,000 (b),(d) Phoenix Group Holdings PLC, Reg S 8.500 N/A 2,947,299
2,395,000 (c) Prudential Financial Inc 5.125 03/01/52 2,385,714
3,248,000 (c),(f) Prudential Financial Inc 6.750 03/01/53 3,476,003
6,688,000 (c) Prudential Financial Inc 6.500 03/15/54 7,122,586
13,500,000 (b),(c),(e) SBL Holdings Inc 9.508 N/A 13,951,481
3,415,000 (b),(c),(e) SBL Holdings Inc 6.500 N/A 3,279,609
TOTAL INSURANCE 72,432,101
MATERIALS - 0.5% (0.3% of Total Investments)
2,434,000 (b),(c),(e) Cemex SAB de CV 7.200 N/A 2,528,804
TOTAL MATERIALS 2,528,804
MEDIA & ENTERTAINMENT - 0.5% (0.4% of Total Investments)
2,566,000 (b),(c),(e) Farm Credit Bank of Texas 7.750 N/A 2,679,997
TOTAL MEDIA & ENTERTAINMENT 2,679,997
TELECOMMUNICATION SERVICES - 4.2% (2.7% of Total Investments)
3,791,000 (c) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 3,984,500
3,941,000 (c) Rogers Communications Inc 7.125 04/15/55 4,218,114
1,977,000 (c) TELUS Corp 7.000 10/15/55 2,108,856
10,000,000 (c) Vodafone Group PLC 7.000 04/04/79 10,551,790
TOTAL TELECOMMUNICATION SERVICES 20,863,260
UTILITIES - 15.4% (10.0% of Total Investments)
1,300,000 (c),(e) AES Andes SA 8.150 06/10/55 1,359,020
2,456,000 (c) AES Corp/The 7.600 01/15/55 2,506,989
3,817,000 (c),(f) AES Corp/The 6.950 07/15/55 3,692,905
1,302,000 (c),(e) AltaGas Ltd 7.200 10/15/54 1,334,727
3,416,000 (c) CMS Energy Corp 6.500 06/01/55 3,553,853
3,593,000 (c) Dominion Energy Inc 7.000 06/01/54 3,924,648
3,000,000 (c) Dominion Energy Inc 6.625 05/15/55 3,127,779
3,244,000 (c) Duke Energy Corp 6.450 09/01/54 3,429,797
1,529,000 (c) Edison International 7.875 06/15/54 1,573,668
2,404,000 (c) Edison International 8.125 06/15/53 2,481,091
1,445,000 (b),(c) Edison International 5.375 N/A 1,430,662
1,910,000 (b),(c) Edison International 5.000 N/A 1,862,922
12,143,000 (c),(f) Emera Inc 6.750 06/15/76 12,200,886
4,322,000 (c),(f) Entergy Corp 7.125 12/01/54 4,540,749
2,713,000 (c) EUSHI Finance Inc 7.625 12/15/54 2,852,608
6,174,000 (c),(f) NextEra Energy Capital Holdings Inc 6.750 06/15/54 6,677,558
1,925,000 (c) PG&E Corp 7.375 03/15/55 1,979,911
6,476,000 (c) Sempra 6.550 04/01/55 6,632,298
1,921,000 (c) Sempra 6.375 04/01/56 1,973,846
2,215,000 (b),(c),(e) Vistra Corp 7.000 N/A 2,236,955
1,560,000 (b),(c),(e) Vistra Corp 8.000 N/A 1,598,286

Portfolio of Investments October 31, 2025
(continued)
NPFD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 4,398,000 (b),(c),(e) Vistra Corp 8.875 % N/A $ 4,832,641
TOTAL UTILITIES 75,803,799
TOTAL CORPORATE BONDS
(Cost $686,173,687) 683,170,912
SHARES DESCRIPTION RATE VALUE
63814144 PREFERRED STOCK - 12.9% (8.3% of Total Investments) 63814144
BANKS - 3.6% (2.3% of Total Investments)
121,601 Fifth Third Bancorp 7.973 3,100,826
62,700 KeyCorp 6.125 1,559,349
297,600 KeyCorp 6.200 7,457,856
31,966 KeyCorp 5.625 709,965
31,875 KeyCorp 5.650 714,956
163,723 Regions Financial Corp 5.700 4,039,046
5,984 Synovus Financial Corp 8.397 157,260
TOTAL BANKS 17,739,258
FINANCIAL SERVICES - 2.5% (1.6% of Total Investments)
139,125 Bank of New York Mellon Corp/The 6.150 3,583,860
143,950 Morgan Stanley 6.625 3,765,732
211,000 Voya Financial Inc 5.350 5,146,290
TOTAL FINANCIAL SERVICES 12,495,882
FOOD, BEVERAGE & TOBACCO - 1.9% (1.2% of Total Investments)
237,055 CHS Inc 7.100 5,964,304
115,393 CHS Inc 6.750 2,875,593
4,400 (e) Dairy Farmers of America Inc 7.875 420,200
TOTAL FOOD, BEVERAGE & TOBACCO 9,260,097
INSURANCE - 4.9% (3.2% of Total Investments)
185,450 American National Group Inc 7.375 4,719,703
59,425 Aspen Insurance Holdings Ltd 7.125 1,495,727
194,775 Athene Holding Ltd 6.350 4,859,636
243,575 Enstar Group Ltd 7.000 5,602,225
210,800 Reinsurance Group of America Inc 5.750 5,253,136
93,300 Reinsurance Group of America Inc 7.125 2,388,480
TOTAL INSURANCE 24,318,907
TOTAL PREFERRED STOCK
(Cost $68,306,663) 63,814,144
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
14326687 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.9% (1.9% of Total Investments) 14326687
6,050,000 (b) CoBank ACB 6.450 N/A 6,063,050
2,062,000 (b) CoBank ACB 7.250 N/A 2,107,601
3,785,000 (b) CoBank ACB 7.125 N/A 3,926,937
50,000 (b),(e) Farm Credit Bank of Texas 6.200 N/A 49,913
2,092,000 (b) Farm Credit Bank of Texas 7.000 N/A 2,179,186
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $14,068,278) 14,326,687
TOTAL LONG-TERM INVESTMENTS
(Cost $768,548,628) 761,311,743

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%(0.1% of Total Investments)
500,000 REPURCHASE AGREEMENTS - 0.1% (0.1% of Total Investments) 500,000
$ 500,000 (i) Fixed Income Clearing Corporation 4.120% 11/03/25 $ 500,000
TOTAL REPURCHASE AGREEMENTS
(Cost $500,000) 500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $500,000) 500,000
TOTAL INVESTMENTS - 154.5%
(Cost $769,048,628) 761,811,743
BORROWINGS - (32.7)% (j),(k) (161,314,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (5.6)%(l) (27,809,548)
TFP SHARES, NET - (17.2)%(m) (84,564,729)
OTHER ASSETS & LIABILITIES, NET -  1.0% 4,857,995
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 492,981,461
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
68.6% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 19.7% of Total Investments.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $120,736,608 or 15.8% of Total Investments.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $37,853,647 have been pledged as collateral for reverse repurchase agreements.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $500,172 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 1/31/32, valued at $510,130.
(j) Borrowings as a percentage of Total Investments is 21.2%.
(k) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $331,114,125 have been pledged as collateral for borrowings.
(l) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 3.7%.
(m) TFP Shares, Net as a percentage of Total Investments is 11.1%.

Portfolio of Investments October 31, 2025
(continued)
NPFD

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
NPFD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 676,256,847 $ 6,914,065 $ 683,170,912
Preferred Stock 63,814,144 – – 63,814,144
U.S. Government and Agency Obligations – 14,326,687 – 14,326,687
Short-Term Investments:
Repurchase Agreements – 500,000 – 500,000
Total $ 63,814,144 $ 691,083,534 $ 6,914,065 $ 761,811,743
Level 3
NPFD Corporate Bonds
Balance at the beginning of period $ 2,425,083
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 4,488,982
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 6,914,065
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ 4,488,982
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
NPFD Corporate Bonds $6,914,065 Indicative Trade Broker Quote $33.50 N/A